Statutory Requirements (Tables)	12 Months Ended
Dec. 31, 2016
Insurance [Abstract]
Statutory Capital and Surplus and Net Income (Loss)
The following table presents, for each of our insurance subsidiaries, the statutory capital and surplus and the statutory net income (loss), based on the most recently filed statutory financial statements filed with insurance regulators:

	Statutory Capital & Surplus		Statutory Net Income (Loss)
	December 31,		Years ended December 31,
(In millions)	2016	2015	2016	2015	2014
ALRe	$6,124	$5,650	$460	$461	$632
AADE	1,272	1,251	71	68	116
ALIC	79	77	1	1	1
AANY	231	208	1	8	7
ALICNY	78	73	10	14	88
AAIA	1,113	1,109	100	597	263
STAR	80	76	17	4	35
Athene Re USA IV	50	38	7	1	6
AHL's regulated U.S. subsidiaries and the corresponding insurance regulatory authorities are as follows:

Subsidiary	Regulatory Authority
AADE	Delaware Department of Insurance
ALIC	Delaware Department of Insurance
AANY	New York Department of Financial Services
ALICNY	New York Department of Financial Services
AAIA	Iowa Insurance Division
Structured Annuity Reinsurance Company (STAR)	Iowa Insurance Division
Athene Re USA IV	State of Vermont Department of Financial Regulation